SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Ordinary shares, par value per share	₪ 0.04	₪ 0.04
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares outstanding	34,437,296	34,397,776